united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end: 10/31

Date of reporting period:  10/31/24

Item 1. Reports to Stockholders.

(a)	Insert Tailored Shareholder Report

Conductor Global Equity Value ETF

(CGV) NYSE

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Conductor Global Equity Value ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://conductoretfs.com/resources/. You can also request this information by contacting us at 1-615-200-0057. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$132	1.25%

How did the Fund perform during the reporting period?

During the reporting period, the Conductor Global Equity Value Fund (CGV or the "Fund") underperformed its benchmark, the MSCI All Country World SMID Value Index, reflecting challenges across sectors, geographies, and market conditions.

■ Sector Attribution

• Underweight positions in the Financials and Real Estate sectors significantly detracted from performance. Financial stocks, among the best performers in the benchmarks, particularly underscored this headwind.

• Conversely, Consumer Discretionary and Health Care stocks provided a lift, contributing positively to relative performance.

■ Geographic Influence

• An underweight allocation to US stocks, which significantly outperformed international markets, hurt results.

• Overweight positions in Asia/Pacific stocks, especially in Japan, detracted as Japan lagged compared to other international markets.

• On the other hand, positions in Europe and South America added positively to relative performance, offering some geographic diversification benefits.

■ Cash Levels and Market Context

• The Fund’s weighted average cash levels of approximately 7.5% constrained performance, given the strong benchmark and market gains exceeding 20% over the fiscal year.

• Globally, Value stocks underperformed Growth stocks, while Small and Mid-Cap stocks trailed Large Caps. CGV’s strategic focus on Small and Mid-Cap Deep Value stocks amplified the impact of these broader trends.

Overall, the Fund's positioning in global Small and Mid-Cap Deep-Value equities presented headwinds during a period where market leadership favored other segments. While structural allocations remained a drag, sector and geographic contributions offered moments of strength within a challenging fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Conductor Global Equity Value ETF - NAV
MSCI All Country World SMID Value Index
MSCI All Country World Value Index
$20,000
$15,000
$10,000
$5,000
$0
$18,546
$18,314
$16,900
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Conductor Global Equity Value ETF - NAV	MSCI All Country World SMID Value Index	MSCI All Country World Value Index
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$10,428	$9,870	$9,586
Oct-2016	$11,121	$10,373	$9,910
Oct-2017	$14,230	$12,736	$11,922
Oct-2018	$13,745	$12,107	$11,654
Oct-2019	$14,238	$12,996	$12,611
Oct-2020	$12,206	$11,324	$11,071
Oct-2021	$15,811	$16,635	$15,494
Oct-2022	$15,026	$14,034	$13,900
Oct-2023	$15,133	$14,242	$14,468
Oct-2024	$16,900	$18,314	$18,546

Average Annual Total Returns

	1 Year	5 years	10 Years
Conductor Global Equity Value ETF - NAV	11.67%	3.49%	5.39%
MSCI All Country World SMID Value Index	28.59%	7.10%	6.24%
MSCI All Country World Value Index	28.19%	8.02%	6.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
18.4%
Consumer Discretionary
16.8%
Materials
16.4%
Technology
9.7%
Health Care
9.7%
Consumer Staples
7.7%
Communications
7.4%
Financials
6.2%
Energy
2.8%
Real Estate
0.9%
Other Assets in Excess of Liabilities
4.0%

Value	Value
Other Assets in Excess of Liabilities	4.0%
Real Estate	0.9%
Energy	2.8%
Financials	6.2%
Communications	7.4%
Consumer Staples	7.7%
Health Care	9.7%
Technology	9.7%
Materials	16.4%
Consumer Discretionary	16.8%
Industrials	18.4%

Fund Statistics

Net Assets	$111,658,880
Number of Portfolio Holdings	81
Advisory Fee (net of waivers)	$979,198
Portfolio Turnover	103%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Country Weighting (% of net assets)

Japan 24.8%
United States 17.2%
United Kingdom 7.6%
Canada 6.0%
Korea (Republic Of) 5.1%
China 4.6%
Australia 3.6%
South Africa 3.4%
Sweden 3.4%
Bermuda 3.0%
Malaysia 2.4%
Cayman Islands 1.9%
Switzerland 1.7%
Brazil 1.6%
Thailand 1.4%
Mexico 1.4%
Spain 1.4%
Germany 1.3%
Denmark 1.2%
Israel 1.2%
Other Countries 1.8%

Value	Value
Other Countries	1.8%
Israel	1.2%
Denmark	1.2%
Germany	1.3%
Spain	1.4%
Mexico	1.4%
Thailand	1.4%
Brazil	1.6%
Switzerland	1.7%
Cayman Islands	1.9%
Malaysia	2.4%
Bermuda	3.0%
Sweden	3.4%
South Africa	3.4%
Australia	3.6%
China	4.6%
Korea (Republic Of)	5.1%
Canada	6.0%
United Kingdom	7.6%
United States	17.2%
Japan	24.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kandenko Company Ltd.	2.3%
Abercrombie & Fitch Company, Class A	2.3%
Sankyo Company Ltd.	2.2%
China Shenhua Energy Company Ltd., H Shares	2.2%
National HealthCare Corporation	1.9%
dormakaba Holding A.G.	1.7%
JBS S/A	1.5%
Innoviva, Inc.	1.5%
Torex Gold Resources, Inc.	1.4%
Genomma Lab Internacional S.A.B. de C.V., Class B	1.4%

Material Fund Changes

Effective February 23, 2024, the Fund changed its primary listing exchange from NYSE Arca to NYSE.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://conductoretfs.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Conductor Global Equity Value ETF

Annual Shareholder Report - October 31, 2024

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten and Mr. Kaufman are independent for purposes of this Item.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 – $15,225 2023 – $14,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 – $3,000 2023 – $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2023 and 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2023 and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual Financial Statements

October 31, 2024

Conductor Global Equity Value ETF

CGV

www.conductoretfs.com

1-615-200-0057

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.0%
	ADVERTISING & MARKETING - 1.0%
163,700	CyberAgent, Inc.	$1,068,582

	ASSET MANAGEMENT - 3.7%
7,050	Affiliated Managers Group, Inc.	1,366,995
35,344	DWS Group GmbH & Company KGaA	1,508,311
173,353	Magellan Financial Group Ltd.	1,214,376
		4,089,682
	AUTOMOTIVE - 2.4%
52,900	Exedy Corporation	1,455,208
78,600	FCC Company Ltd.	1,222,377
		2,677,585
	BIOTECHNOLOGY & PHARMACEUTICALS - 6.8%
13,402	Chong Kun Dang Pharmaceutical Corporation	997,293
1,185,558	Genomma Lab Internacional S.A.B. de C.V., Class B	1,587,378
198,694	H Lundbeck A/S	1,293,458
82,943	Innoviva, Inc.(a)	1,622,365
41,100	Kaken Pharmaceutical Company Ltd.	1,050,224
58,828	Seegene, Inc.	1,024,800
		7,575,518
	CHEMICALS - 2.2%
37,364	AdvanSix, Inc.	1,060,017
119,184	Kronos Worldwide, Inc.	1,375,383
		2,435,400
	COMMERCIAL SUPPORT SERVICES - 3.3%
49,900	Aeon Delight Company Ltd.	1,417,381
554,800	Johnson Service Group PLC	1,068,676
174,500	Sohgo Security Services Company Ltd.	1,213,246
		3,699,303
	CONSTRUCTION MATERIALS - 2.3%
427,380	Anhui Conch Cement Company Ltd., Class H	1,241,501
238,058	Breedon Group PLC	1,350,354
		2,591,855

The accompanying notes are an integral part of these financial statements.

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	CONTAINERS & PACKAGING - 1.2%
109,166	Transcontinental, Inc., Class A	$1,348,551

	E-COMMERCE DISCRETIONARY - 1.1%
37,800	Pilot Corporation	1,174,933

	ELECTRICAL EQUIPMENT - 2.8%
2,503	dormakaba Holding A.G.	1,908,795
81,400	Hosiden Corporation	1,219,296
		3,128,091
	ENGINEERING & CONSTRUCTION - 6.4%
126,883	Bravida Holding A.B.	941,991
177,800	Kandenko Company Ltd.	2,601,835
36,330	KEPCO Plant Service & Engineering Company Ltd.	1,178,497
76,000	MIRAIT ONE Corporation	1,080,971
67,180	Skanska A.B., Class B	1,367,713
		7,171,007
	ENTERTAINMENT CONTENT - 2.0%
30,084	DoubleUGames Company Ltd.	1,161,315
59,080	Mixi, Inc.	1,089,082
		2,250,397
	FOOD - 2.9%
274,151	JBS S/A	1,715,667
1,906,000	WH Group Ltd.	1,483,506
		3,199,173
	HEALTH CARE FACILITIES & SERVICES - 1.9%
17,933	National HealthCare Corporation	2,080,766

	HOME & OFFICE PRODUCTS - 1.2%
29,215	Coway Company Ltd.	1,340,059

	HOME CONSTRUCTION - 2.1%
160,855	Barratt Redrow PLC	926,618
775,530	Taylor Wimpey PLC	1,466,025
		2,392,643

The accompanying notes are an integral part of these financial statements.

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	HOUSEHOLD PRODUCTS - 0.7%
467,431	Olaplex Holdings, Inc.(a)	$832,027

	INDUSTRIAL INTERMEDIATE PRODUCTS - 2.7%
2,184,600	Hartalega Holdings Bhd	1,573,386
4,691,058	Sri Trang Gloves Thailand PCL	1,471,243
		3,044,629
	LEISURE FACILITIES & SERVICES - 2.2%
188,800	Sankyo Company Ltd.	2,507,700

	MACHINERY - 2.2%
5,877,000	Lonking Holdings Ltd.	1,131,429
151,800	Yamazen Corporation	1,318,588
		2,450,017
	MEDICAL EQUIPMENT & DEVICES - 1.0%
4,715,500	Top Glove Corp Bhd(a)	1,142,675

	METALS & MINING - 10.7%
207,680	Atalaya Mining PLC	982,862
372,436	B2Gold Corporation	1,230,442
556,500	China Shenhua Energy Company Ltd., Class H	2,409,658
143,893	Dundee Precious Metals, Inc.	1,463,371
216,700	Impala Platinum Holdings Ltd.(a)	1,430,367
725,225	Perseus Mining Ltd.	1,355,752
75,008	Torex Gold Resources, Inc.(a)	1,617,762
334,520	Yancoal Australia Ltd.	1,431,297
		11,921,511
	OIL & GAS PRODUCERS - 2.0%
172,565	Granite Ridge Resources, Inc.	1,023,310
45,148	World Kinect Corporation	1,180,620
		2,203,930
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
48,819	Atlas Energy Solutions, Inc.	955,388

The accompanying notes are an integral part of these financial statements.

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	PUBLISHING & BROADCASTING - 3.3%
329,405	Atresmedia Corp de Medios de Comunicacion S.A.	$1,561,800
1,244,751	ITV PLC	1,185,182
78,280	Metropole Television S.A.	988,859
		3,735,841
	REAL ESTATE SERVICES - 0.9%
9,408,000	Evergrande Property Services Group Ltd.(a)	973,950

	RETAIL - CONSUMER STAPLES - 2.8%
27,600	Ain Holdings, Inc.	911,483
40,524	Empire Company Ltd., Class A	1,169,137
297,020	Woolworths Holdings Ltd.	1,101,295
		3,181,915
	RETAIL - DISCRETIONARY - 7.7%
19,376	Abercrombie & Fitch Company, Class A(a)	2,553,563
171,392	Cricut, Inc.(a)	1,127,759
60,600	Komeri Company Ltd.	1,309,877
294,120	Marks & Spencer Group PLC	1,426,790
87,943	Sally Beauty Holdings, Inc.(a)	1,143,259
20,900	Shimamura Company Ltd.	1,075,845
		8,637,093
	SEMICONDUCTORS - 1.2%
31,440	Tower Semiconductor Ltd.(a)	1,325,907

	SOFTWARE - 2.0%
52,400	Justsystems Corporation	1,171,631
46,800	Transcosmos, Inc.	1,021,584
		2,193,215
	SPECIALTY FINANCE - 2.6%
30,232	Bread Financial Holdings, Inc.	1,507,066
31,320	PROG Holdings, Inc.	1,367,744
		2,874,810
	TECHNOLOGY HARDWARE - 3.6%
65,624	Brother Industries Ltd.	1,278,171
179,300	Telefonaktiebolaget LM Ericsson, Class B	1,503,334

The accompanying notes are an integral part of these financial statements.

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	TECHNOLOGY HARDWARE - 3.6% (Continued)
167,900	VTech Holdings Ltd.	$1,249,856
		4,031,361
	TECHNOLOGY SERVICES - 3.0%
28,812	Genpact Ltd.	1,099,754
551,024	Serco Group PLC	1,244,827
26,700	Zenkoku Hosho Company Ltd.	964,767
		3,309,348
	TELECOMMUNICATIONS - 1.0%
187,308	Vodacom Group Ltd.	1,172,705

	TOBACCO & CANNABIS - 1.3%
50,700	Japan Tobacco, Inc.	1,415,410

	TRANSPORTATION & LOGISTICS - 0.9%
122,260	Teekay Corporation Ltd.(a)	1,023,316

	TOTAL COMMON STOCKS (Cost $93,120,369)	107,156,293

	TOTAL INVESTMENTS - 96.0% (Cost $93,120,369)	$107,156,293
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.0%	4,502,587
	NET ASSETS - 100.0%	$111,658,880

A/S	- Anonim Sirketi

Ltd.	- Limited Company

PLC	- Public Limited Company

S/A	- Societe Anonyme

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value ETF
Statement of Assets and Liabilities
October 31, 2024

ASSETS
Securities, at cost	$93,120,369
Securities, at fair value	$107,156,293
Cash	2,141,936
Foreign currency (cost: $1,524,008)	1,524,004
Receivable for securities sold	243,932
Dividends and interest receivable	664,458
Prepaid expenses and other assets	14,245
TOTAL ASSETS	111,744,868

LIABILITIES
Investment advisory fees payable	85,435
Accrued expenses and other liabilities	553
TOTAL LIABILITIES	85,988
NET ASSETS	$111,658,880

NET ASSETS CONSIST OF:
Paid in capital	$109,080,143
Accumulated earnings	2,578,737
NET ASSETS	$111,658,880

Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	8,531,170
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.09

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value ETF
Statement of Operations
For the Year Ended October 31, 2024

INVESTMENT INCOME
Dividend Income (Foreign Taxes Withheld: $419,953)	$3,661,133
Interest Income	367,902
TOTAL INVESTMENT INCOME	4,029,035

EXPENSES
Investment advisory fees	1,339,527
Administrative services fees	103,690
Custodian fees	70,467
Accounting services fees	39,758
Legal fees	35,061
Compliance officer fees	29,616
Audit fees	25,193
Printing and postage expenses	18,994
Trustees fees and expenses	11,043
Transfer agent fees	13,508
Insurance expense	872
Other expenses	12,368
TOTAL EXPENSES	1,700,097

Less: Fees waived by the Advisor	(360,329)

NET EXPENSES	1,339,768

NET INVESTMENT INCOME	2,689,267

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	(2,710,488)
In-kind redemptions	2,551,097
Foreign currency transactions	(168,069)
Realized loss from investments and foreign currency transactions	(327,460)

Net change in unrealized appreciation/(depreciation) of:
Investments	9,638,239
Foreign currency translations	(14,918)
Net change in unrealized appreciation on investments and foreign currency translations	9,623,321

NET REALIZED AND UNREALIZED GAIN	9,295,861

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,985,128

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value ETF
Statements of Changes in Net Assets

	For the Year Ended	For the Year Ended
	October 31,	October 31,
	2024	2023
FROM OPERATIONS
Net investment income	$2,689,267	$4,967,899
Net realized loss from investments and foreign currency transactions	(327,460)	(6,612,006)
Net change in unrealized appreciation of investments and foreign currency translations	9,623,321	485,242
Net increase/(decrease) in net assets resulting from operations	11,985,128	(1,158,865)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:	(6,711,469)	(716,501)
Net decrease in net assets resulting from distributions to shareholders	(6,711,469)	(716,501)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	22,428,832	49,481,290
Payments for shares redeemed:	(21,317,096)	(8,311,736)
Transaction Fees:	33,000	39,197
Net increase in net assets from shares of beneficial interest	1,144,736	41,208,751

TOTAL INCREASE IN NET ASSETS	6,418,395	39,333,385

NET ASSETS
Beginning of Year	105,240,485	65,907,100
End of Year	$111,658,880	$105,240,485

SHARE ACTIVITY
Shares Sold	1,725,000	3,775,000
Shares Redeemed	(1,625,000)	(625,000)
Net increase in shares of beneficial interest outstanding	100,000	3,150,000

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value ETF
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year

	Year Ended	Year Ended	Year* Ended		Year Ended	Year Ended
	October 31,	October 31,	October 31,		October 31,	October 31,
	2024	2023	2022		2021	2020
Net asset value, beginning of year	$12.48	$12.48	$13.29		$10.38	$12.32
Activity from investment operations:
Net investment income (1)	0.33	0.62	0.23		0.22	0.23
Net realized and unrealized gain/(loss) on investments	1.11	(0.53)	(0.88)		2.84	(1.99)
Total from investment operations	1.44	0.09	(0.65)		3.06	(1.76)
Less distributions from:
Net investment income	(0.83)	(0.09)	(0.16)		(0.13)	(0.16)
Net return of capital	—	—	—		(0.02)	(0.02)
Total distributions	(0.83)	(0.09)	(0.16)		(0.15)	(0.18)
Paid-in-Capital From Redemption Fees	—	—	—		0.00 (2)	0.00	(2)
Net asset value, end of year	$13.09	$12.48	$12.48		$13.29	$10.38
Market price, end of year (3)	$13.10	$12.51	$12.48		$—	$—
Total return (4)	11.67%	0.71%	(4.96)%		29.53%	(14.27)%
Net assets, end of year (000’s)	$111,659	$105,240	$65,907		$14,317	$13,288
Ratio of gross expenses to average net assets (5)(6)	1.59%	1.57%	2.06	% (7)	1.77%	2.04	% (8)
Ratio of net expenses to average net assets (6)	1.25%	1.25%	1.60	% (7)	1.25%	1.27	% (8)
Ratio of net investment income to average net assets (6)(9)	2.51%	4.73%	1.79%		1.71%	2.08%
Portfolio Turnover Rate (10)	103%	114%	139%		85%	91%

*	Prior to July 22, 2022, the Fund offered Class A, Class C, Class I and Class Y Shares. On July 22, 2022, Class A, Class C, and Class I shares were exchanged for Class Y Shares, which became the only remaining Class of shares of the Fund. Effective August 1, 2022, the Fund converted from a Mutual Fund to an ETF. The financial highlights in the above table reflect the performance of Class Y shares of the Mutual Fund for the period prior to August 1, 2022, and the performance of the Fund as an ETF for the period after August 1, 2022.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Amount represents less than $0.005.

(3)	Effective August 1, 2022 the Fund converted from an open-end mutual fund to an ETF. Prior to that, market prices are unavailable.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Total returns prior to August 1, 2022 reflect the returns of the Conductor Global Equity Value Fund. Had the Advisor not waived its fees, the returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Includes extraordinary expenses. If these expenes were excluded the ratio of gross expenses to average net assets would be 1.71% and the ratio of net expenses to average net assets would be 1.25%.

(8)	Includes tax expense. If these expenses were excluded, the ratio of gross expenses to average net assets would be 2.02% and the ratio of net expenses to average net assets would be 1.25%.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(10)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

The accompanying notes are an integral part of these financial statements.

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October 31, 2024

1.	ORGANIZATION

The Conductor Global Equity Value ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is to provide long-term risk-adjusted total return.

Effective August 1, 2022, the Conductor Global Equity Value Fund (the “Predecessor Fund”), a mutual fund and series of the Trust, was converted into an exchange-traded fund through the reorganization of the Predecessor Fund into the Fund, a newly created corresponding series of the Trust with the same investment objective and investment strategies as the Predecessor Fund. The Fund has adopted the accounting history and performance of the Predecessor Fund. Prior to July 22, 2022, the Predecessor Fund offered Class A, Class C, Class I, and Class Y shares of the Predecessor Fund. Effective as of the close of business on July 22, 2022, Class A, Class C, and Class I shares were exchanged for Class Y shares of the Predecessor Fund. Effective August 1, 2022, the Predecessor Fund converted 4,981,277 shares with a value of $3,961,586 from the Predecessor Fund to the Fund on a one for one basis, pursuant to an Agreement and Plan of Reorganization by which the Fund acquired all of the assets and assumed all of the liabilities of the Predecessor Fund. The reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares, which were redeemed immediately before the reorganization and distributed at cash value). An allocable portion of the fees and expenses related to the reorganization in the amount of $92,583 were borne by the Fund. The reorganization did not result in a material change to the investment portfolio.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Securities in which the Fund invests may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV. However, the Fund may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. The Fund utilizes fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

The Fund may hold securities, such as private investments, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has appointed the Fund’s advisor as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value

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October 31, 2024

determinations. The Valuation Designee may also enlist third party consultants such as a valuation specialist at a public accounting firm, a valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange-Traded Funds – The Fund may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

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October 31, 2024

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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October 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2024 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks
Advertising & Marketing	$—	$1,068,582	$—	$1,068,582
Asset Management	1,366,995	2,722,687	—	4,089,682
Automotive	—	2,677,585	—	2,677,585
Biotechnology & Pharmaceuticals	3,209,743	4,365,775	—	7,575,518
Chemicals	2,435,400	—	—	2,435,400
Commercial Support Services	—	3,699,303	—	3,699,303
Construction Materials	—	2,591,855	—	2,591,855
Containers & Packaging	1,348,551	—	—	1,348,551
E-Comerce Discretionary	—	1,174,933	—	1,174,933
Electrical Equipment	—	3,128,091	—	3,128,091
Engineering & Construction	—	7,171,007	—	7,171,007
Entertainment Content	—	2,250,397	—	2,250,397
Food	1,715,667	1,483,506	—	3,199,173
Health Care Facilities & Services	2,080,766	—	—	2,080,766
Home & Office Products	—	1,340,059	—	1,340,059
Home Construction	—	2,392,643	—	2,392,643
Household Products	832,027	—	—	832,027
Industrial Intermediate Products	—	3,044,629	—	3,044,629
Leisure Facilities & Services	—	2,507,700	—	2,507,700
Machinery	—	2,450,017	—	2,450,017
Medical Equipment & Devices	—	1,142,675	—	1,142,675
Metals & Mining	4,311,575	7,609,936	—	11,921,511
Oil & Gas Producers	2,203,930	—	—	2,203,930
Oil & Gas Services & Equipment	955,388	—	—	955,388
Publishing & Broadcasting	—	3,735,841	—	3,735,841
Real Estate Services	—	973,950	—	973,950
Retail - Consumer Staples	1,169,137	2,012,778	—	3,181,915
Retail - Discretionary	4,824,581	3,812,512	—	8,637,093
Semiconductors	—	1,325,907	—	1,325,907
Software	—	2,193,215	—	2,193,215
Specialty Finance	2,874,810	—	—	2,874,810
Technology Hardware	—	4,031,361	—	4,031,361
Technology Services	1,099,754	2,209,594	—	3,309,348
Telecommunications	—	1,172,705	—	1,172,705
Tobacco & Cannabis	—	1,415,410	—	1,415,410
Transportation & Logistics	1,023,316	—	—	1,023,316
Total Investments	$31,451,640	$75,704,653	$—	$107,156,293

*	Please refer to the Fund’s Schedule of Investments for industry classifications.

The Fund did not hold any Level 3 securities during the period.

Certain foreign securities are valued utilizing valuation factors provided by an independent pricing service to reflect any significant market movements between the time foreign markets close and the time the Fund values such foreign securities. The utilization of valuation factors may result in the securities being categorized as Level 2.

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October 31, 2024

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2021 to October 31, 2023, or expected to be taken in the Fund’s October 31, 2024 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns for three years.

Distributions to Shareholders – Distributions from investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

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NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2024

3.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a more full listing of risks associated with the Fund’s investments which include but are not limited to absence of active market risk, active trading risk, cash positions risk, cash transactions risk, credit risk, currency risk, cybersecurity risk, emerging market risk, equity risk, ETF structure risk, fluctuation of net asset value risk, foreign (non-U.S.) investment risk, gap risk, geographic and sector risk, hedging transactions risk, index risk, investment companies and exchange-traded funds risk, issuer-specific risk, large-cap securities risk, management risk, market risk, market events risk, model risk, new fund risk, portfolio turnover risk, securities lending risk, small -cap and mid-cap securities risk, trading issues risk, underlying funds risk, value investing risk, valuation risk, and volatility risk.

Cash Positions Risk – The Fund may hold a significant position in cash, cash equivalent securities or U.S. Treasury investments, including while the Fund is investing for temporary defensive purposes. When the Fund’s investment in cash, cash equivalent securities or U.S. Treasury investment increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

Emerging Market Risk – Investing in emerging markets involves not only the risks described herein with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets may also result in a lack of liquidity and in price volatility of these securities. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative and share the risks of foreign developed markets but to a greater extent. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets which may result in increased price volatility of emerging market investments. The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.

Equity Risk – Equity securities including common stocks are susceptible to general stock market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change, and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in Shares on the NYSE (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is

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NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2024

closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Foreign (Non-U.S.) Investments Risk – Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political, financial, social and economic events (including, for example, military confrontations, war and terrorism) or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures.

Geographic and Sector Risk – The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development, or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular country or sector.

Consumer Discretionary Sector – The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Industrial Sector Risk – The industrials sector includes companies in the commercial and professional services and transportation industry groups, including companies engaged in the business of human capital management, business research and consulting, air freight and logistics, airlines, maritime shipping and transportation, railroads and trucking, transportation infrastructure, and aerospace and defense. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general.

Materials Sector Risk – Companies in the materials sector may be adversely affected by the level and volatility of commodity prices, exchange rates, import controls, increased competition, environmental policies, consumer demand, and events occurring in nature. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resource areas) and political events (such as government instability or military confrontations) can affect the value of companies involved in business activities in the materials sector. Performance of such companies may be affected by factors including, among others, that at times worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses.

Investment Companies and ETFs Risk – When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including management fees in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by such investment company. The Fund also will incur brokerage costs when it purchases and sells exchange-traded closed-end funds or ETFs.

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October 31, 2024

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment, and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities and in-kind transactions, for the year ended October 31, 2024, amounted to $117,554,151 and $100,855,035, respectively. The cost of purchases and proceeds from the sale of securities for in-kind transactions, for the year ended October 31, 2024, amounted to $16,939,442 and $15,840,877, respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – IronHorse Capital, LLC serves as the Fund’s investment advisor (the “Advisor”). Under the terms of an Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 1.25% of the average daily net assets of the Fund. For the year ended October 31, 2024, the Fund incurred advisory fees in the amount of $1,339,527.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, borrowing costs (such as interest and dividend expense on securities sold short), brokerage fees and commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation expenses) so that the total annual operating expenses do not exceed 1.25% of the average daily net assets of the Fund. This agreement is in effect at least until March 1, 2025. For the year ended October 31, 2024, the Advisor waived fees or reimbursed expenses in the amount of $360,329 for the Fund. These fee waivers are not recoupable by the Advisor.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the

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October 31, 2024

“Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. Beginning August 1, 2022, no distribution or service fees were paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and, prior to August 1, 2022, transfer agent services to the Fund. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2024, were as follows:

Cost for Federal Tax purposes	$93,284,622

Unrealized Appreciation	$16,490,884
Unrealized Depreciation	(2,619,213)
Tax Net Unrealized Appreciation	$13,871,671

7.	TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended October 31, 2024 and October 31, 2023 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2024	October 31, 2023
Ordinary Income	$6,711,469	$716,501

Conductor Global Equity Value ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2024

As of October 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$852,284	$—	$—	$(12,119,919)	$—	$13,846,372	$2,578,737

The difference between book basis and tax basis accumulated earnings is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on passive foreign investment companies. The table above includes unrealized foreign currency losses of $(25,299).

At October 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$12,119,919	$—	$12,119,919	$—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, and the book/tax basis treatment of non-deductible expenses, resulted in reclassifications for the Fund for the fiscal year ended October 31, 2024 as follows:

Paid In	Distributable
Capital	Earnings
$2,523,176	$(2,523,176)

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended October 31, 2024 were as follows:

Foreign Taxes Paid	Foreign Source Income
0.04	0.25

8.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,”

Conductor Global Equity Value ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2024

and together with the Fixed Fee, the “Transaction Fees”). For the year ended October 31, 2024, the Fund received $33,000 in fixed fees. For the year ended October 31, 2024, the Fund received $0 in variable fees. Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional Variable Charge
Fixed Fee for In-Kind and Cash Purchases	for Cash Purchases
$1,500*	2.00%**

*	Prior to June 16, 2023, the Fixed Fee for in-kind and cash purchases and redemptions of Creation Units of the Fund was $800.

**	As a percentage of the amount invested.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Conductor Global Equity Value ETF and

Board of Trustees of Two Roads Shared Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Conductor Global Equity Value ETF (the “Fund”), a series of Two Roads Shared Trust, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in net assets and the financial highlights for each of the two years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended October 31, 2022, and prior, were audited by other auditors whose reports dated December 29, 2022 and December 30, 2021, expressed unqualified opinions on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

December 30, 2024

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Conductor Global Equity Value ETF

SUPPLEMENTAL INFORMATION

October 31, 2024

Approval of Advisory Agreement

IronHorse Capital Management for the Conductor Global Equity Value ETF

At a meeting held on June 12–13, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between IronHorse Capital Management (“IronHorse” or the “Adviser”) and the Trust, on behalf of Conductor Global Equity Value ETF (the “Fund”).

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the Fund by Ironhorse; (ii) a description of the Adviser’s investment management and other personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of the Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from IronHorse. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at and between prior meetings with respect to the services provided by the Adviser, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Adviser. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Matters considered by the Board in connection with its approval of the Advisory Agreement with respect to the Fund included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials and considered information provided by IronHorse related to the Advisory Agreement with the Trust with respect to the Fund, including: the Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform advisory, compliance, and operational services for the Fund; information regarding the financial condition of IronHorse; information regarding risk management processes and liquidity management; the compliance policies and procedures of IronHorse, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); IronHorse’s compliance resources and practices; information regarding IronHorse’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third-party data provider, analyzing the performance record, fees, and expenses of the Fund as compared to those of a peer group of other registered investment companies with similar investment strategies as selected by Broadridge (the “Peer Group”).

In considering the nature and quality of services provided by IronHorse under the Advisory Agreement, the Board considered the level and sophistication of IronHorse’s employees’ asset management, risk management, operations, and compliance experience.

The Board also noted that on a regular basis it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance policies and procedures established pursuant to Rule

Conductor Global Equity Value ETF

SUPPLEMENTAL INFORMATION (Continued)

October 31, 2024

38a -1 under the 1940 Act, which included evaluations of the regulatory compliance systems of IronHorse. The Board noted the Trust’s CCO’s analysis that IronHorse’s compliance, risk management, and associated policies appeared to be operating effectively overall and that its policies and procedures were reasonably designed to prevent violations of federal securities laws. The Board also considered information with respect to the effectiveness of IronHorse’s cybersecurity and business continuity policies and procedures. The Board further considered the significant risks assumed by IronHorse in connection with the services provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Fund.

In considering the nature, extent, and quality of the services provided by IronHorse, the Board took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of IronHorse’s management and the quality of the performance of their duties. The Board concluded that IronHorse had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality, and extent of the advisory services provided by IronHorse to the Fund were satisfactory and reliable.

Performance. In considering the Fund’s performance, the Board noted that it reviews information about the Fund’s performance results at its regularly scheduled meetings including the quarterly written reports containing the Adviser’s performance commentaries. Among other data, the Board considered the Fund’s performance as compared to a benchmark index and against the performance of its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized its limitations, including in particular that data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group.

The Board considered, among other performance data, the performance of the Fund for the one-year, three-year, five-year and since inception periods ended March 31, 2024 as compared to the performance of the funds in the Peer Group, its Morningstar category, and its benchmark index. The Board considered that the Fund underperformed the median of its Peer Group and Morningstar category for the one- year, three-year, five-year, and since inception periods. The Board also considered that the Fund underperformed its benchmark index for the one-year, three-year, five-year, and since inception periods. The Board noted that the performance history of the Fund included that of its predecessor fund prior to the latter’s conversion into the Fund. The Board took into account IronHorse’s discussion of the Fund’s performance, including the factors that contributed to underperformance, including the impact of market conditions on the Fund’s investment strategy, and actions taken to address the underperformance, as well as differences between the Fund and the funds in the Peer Group and Morningstar category. The Board also took into account the risk-adjusted returns of the Fund relative to the funds in the Peer Group. The Board concluded that the Fund’s overall performance was consistent with the goals and strategies of the prospectus and that the Fund’s underperformance was being appropriately monitored and/or addressed.

Fees and Expenses. Regarding the costs of the services provided by IronHorse with respect to the Fund, the Board considered a comparison of the Fund’s contractual advisory fee and net expense ratio to those of the funds within its Peer Group and Morningstar category. The Board noted that, while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including potential differences in the investment strategies of the Fund relative to the fund in its Peer Group, as well as the level, quality, and nature of the services provided by the Adviser with respect to the Fund.

The Board noted that the Fund’s contractual advisory fee was above the median of its Peer Group and its Morningstar category. The Board also considered that the net expenses of the Fund were above the median of its Peer Group and Morningstar category but not the highest and were within the range of the category. The Board took into account that the Adviser had agreed to reimburse expenses to limit net annual operating expenses to 1.25% of the Fund’s average net assets (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation), which expense cap is equal to the Fund’s contractual advisory fee, and that at present the Fund’s gross expenses were below its expense limitation.

Conductor Global Equity Value ETF

SUPPLEMENTAL INFORMATION (Continued)

October 31, 2024

Based on the factors above, the Board concluded that the advisory fee is not unreasonable.

Profitability. The Board considered IronHorse’s profitability and whether these profits are reasonable in light of the services provided to the Fund. The Board reviewed profitability analysis prepared by IronHorse based on the current asset level of the Fund. The Board noted that the Adviser continued to limit the Fund’s total net expenses to the same level as the advisory fee rate. The Board concluded that IronHorse’s profitability, if any, from its relationship with the Fund, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether IronHorse would realize economies of scale with respect to its management of the Fund. The Board considered the Adviser’s discussion of the Fund’s advisory fee structure. The Board concluded that at current and projected asset levels for the renewed term of the Advisory Agreement, economies of scale were not a factor at this time but that the Board would judge whether economies of scale exist in the future.

Other Benefits. The Board considered the character and amount of any other direct and incidental benefits received by IronHorse from its relationship with the Fund. The Board also considered that IronHorse did not believe it would receive any direct, indirect, or ancillary material “fall-out” benefits from its relationship with the Fund, although the Board noted that certain reputational benefits may result from these relationships. The Board concluded that such benefits are reasonable.

Conclusion. The Board, having requested and received such information from IronHorse as it believed reasonably necessary to evaluate the terms of the Advisory Agreement and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

In considering the renewal of the Advisory Agreement, the Board reviewed a variety of factors, including those discussed above. It also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years with respect to other funds advised by IronHorse in the Trust and on the Board’s ongoing regular review of the Fund’s performance and operations throughout the year.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-615-200-0057 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-615-200-0057.

Investment Advisor

IronHorse Capital LLC

3102 West End Avenue, Suite 400

Nashville, TN 37203

Administrator

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/ James Colantino
Principal Executive Officer
Date: 1/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Principal Executive Officer
Date: 1/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Principal Financial Officer
Date: 1/6/2025